Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding commodity price swaps and options and forward foreign exchange contracts
Outstanding commodity price swaps and options and forward foreign exchange and currency option contracts as of December 31, 2017 and 2016, are presented below:

Hedge Contracts	2017		2016
Commodity contracts:
Nickel (in lbs)	500,000		—
Natural gas (in MMBTUs)	41,338,000		43,865,000
Zinc (in lbs)	50,350,000		58,750,000
Iron ore (in metric tons)	2,340,000		2,555,000
Electricity (in MWHs)	1,553,000		1,578,821
Foreign exchange contracts:
Euros		€26,000,000		€5,000,000
Canadian dollars	C$	148,080,000	C$	—

Fair value of derivative instruments in the condensed consolidated balance sheets
The fair value of derivative instruments as of December 31, 2017 and 2016, is presented below:

Asset (liability)	2017	2016
Derivatives designated as hedging instruments:
Other current assets:
Foreign exchange contracts	$0.2	$—
Commodity contracts	9.0	18.5
Other non-current assets:
Foreign exchange contracts	1.7	—
Commodity contracts	2.3	5.2
Other current liabilities:
Foreign exchange contracts	(0.2)	—
Commodity contracts	(4.6)	(1.8)
Other non-current liabilities—commodity contracts	(0.5)	(0.1)

Derivatives not designated as hedging instruments:
Other current assets:
Foreign exchange contracts	—	0.1
Commodity contracts	26.2	28.5
Other non-current assets—commodity contracts	8.3	10.1
Accrued liabilities:
Foreign exchange contracts	(0.1)	—
Commodity contracts	(0.3)	—
Other non-current liabilities—commodity contracts	—	(0.5)

Gains (losses) on derivative instruments included in the condensed consolidated statements of operations
Gains (losses) on derivative instruments for the years ended December 31, 2017, 2016 and 2015, are presented below:

Gain (loss)	2017	2016	2015
Derivatives designated as cash flow hedges—
Commodity contracts:
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	$6.1	$(39.1)	$(47.7)
Recorded in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	0.7	(13.3)	(23.6)

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(1.6)	(0.9)	(0.1)
Commodity contracts:
Recognized in net sales	—	—	2.2
Recognized in cost of products sold	31.6	38.6	(2.0)

Amount of gains (losses) expected to be reclassified into earnings within the next twelve months
Gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for our existing commodity contracts that qualify for hedge accounting, as well as the period over which we are hedging our exposure to the volatility in future cash flows, are presented below:

Hedge	Settlement Dates	Gains (losses)
Natural gas	January 2018 to December 2019	$(0.2)
Electricity	January 2018 to December 2019	1.1
Zinc	January 2018 to December 2019	11.3
Canadian dollars	January 2018 to December 2020	(0.8)